Preparation of Interim Financial Statements and Other Items (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Preparation Of Interim Financial Statements And Other Items
Rollforward of the allowance for doubtful accounts

	Balance at				Balance at
	Beginning of	Expense			End of
	Period	(recovery)	Write off	Other	Period
Year Ended December 31, 2017	$851	$(100)	$(3)	$(8)	$740
Year Ended December 31, 2016	1,208	(357)	—	—	851
Year Ended December 31, 2015	1,024	250	(66)	—	1,208

Rollforward of inventory obsolescence reserve

	Balance at				Balance at
	Beginning of	Expense			End of
	Period	(recovery)	Write off	Other	Period
Year Ended December 31, 2017	$4,770	$1,259	$(103)	$(41)	$5,885
Year Ended December 31, 2016	3,184	1,851	(265)	—	4,770
Year Ended December 31, 2015	841	2,343	—	—	3,184

Schedule of PP&E useful lives

Land	N/A
Buildings and improvement	5-39	years
Machinery and equipment	7	years
Vehicles under capital lease	3	years
Rental equipment	2-5	years
Furniture and fixtures	5	years
Computers and software	3-5	years

Schedule of Property plant and equipment Net

	March 31,	December 31,
	2018	2017
Cost	$18,591	$15,557
Accumulated depreciation	(3,838)	(2,672)
Net	$14,753	$12,885

	December 31,
	2017	2016
Land	$2,241	$2,241
Buildings and improvements	11,657	11,169
Machinery and equipment	43,528	38,429
Vehicles under capital lease	15,557	2,616
Rental equipment	85,292	75,437
Furniture and fixtures	1,110	984
Computers and software	2,636	2,429
	162,021	133,305
Less: Accumulated depreciation and amortization	72,917	62,381
	89,104	70,924
Construction in progress	5,550	3,946
Total property and equipment, net	94,654	74,870

Schedule of Accrued Liabilities [Table Text Block]

	December 31,
	2017	2016
Payroll, payroll taxes and benefits	$4,033	$2,722
Income based tax payable	526	641
Taxes other than income	1,375	1,271
Deferred revenue	765	565
Product warranties	343	95
Accrued insurance	1,059	—
Accrued interest	161	50
Other	2,297	1,086
Total	$10,559	$6,430